Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2020
Transactions with Related Parties [Abstract]
Transactions with Related Parties
During the six month periods ended June 30, 2019 and 2020, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss):

	Six months ended June 30,	Six months ended June 30,
	2019	2020
Management fees-related party
Management fees (a)	$57,920	$273,000

Included in Voyage expenses
Charter hire commissions (b)	$23,901	$—

Included in Interest and finance costs
Interest expenses (c)	$—	$151,667

As of December 31, 2019 and June 30, 2020, balances with related parties consisted of the following:

	December 31, 2019	June 30, 2020
Assets:
Working capital advances granted to the Manager (a)	$759,386	$470,848

Liabilities:
Related party debt (c)	$5,000,000	$5,000,000